Trade Receivables (Details) - Schedule of credit risk trade receivables $ in Thousands	Dec. 31, 2021 USD ($)
Trade Receivables (Details) - Schedule of credit risk trade receivables [Line Items]
Gross carrying amount	$ 1,038
1-30 days [Member]
Trade Receivables (Details) - Schedule of credit risk trade receivables [Line Items]
Gross carrying amount	441
30 – 60 days [Member]
Trade Receivables (Details) - Schedule of credit risk trade receivables [Line Items]
Gross carrying amount	382
61 – 90 days [Member]
Trade Receivables (Details) - Schedule of credit risk trade receivables [Line Items]
Gross carrying amount	73
>91 days [Member]
Trade Receivables (Details) - Schedule of credit risk trade receivables [Line Items]
Gross carrying amount	260
Allowance for ECL [Member]
Trade Receivables (Details) - Schedule of credit risk trade receivables [Line Items]
Gross carrying amount	$ (118)